Other Income - Schedule of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other Income [Abstract]
Bank interest income	$ 185	$ 106	$ 6
Samples income/(loss)	(5)	14	4
Other Income	$ 180	$ 120	$ 10